FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (in percent)	10.00%
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	$ 81
10% increase, trade payables	451
10% decrease, trade receivables	(81)
10% decrease, trade payables	(451)
Currency risk | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	71
10% increase, trade payables	93
10% decrease, trade receivables	(71)
10% decrease, trade payables	(93)
Currency risk | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	4
10% increase, trade payables	28
10% decrease, trade receivables	(4)
10% decrease, trade payables	(28)
Currency risk | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	4
10% increase, trade payables	21
10% decrease, trade receivables	(4)
10% decrease, trade payables	(21)
Currency risk | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	8
10% increase, trade payables	25
10% decrease, trade receivables	(8)
10% decrease, trade payables	(25)
Currency risk | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	6
10% increase, trade payables	5
10% decrease, trade receivables	(6)
10% decrease, trade payables	(5)
Currency risk | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	6
10% increase, trade payables	16
10% decrease, trade receivables	(6)
10% decrease, trade payables	(16)
Currency risk | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	17
10% increase, trade payables	62
10% decrease, trade receivables	(17)
10% decrease, trade payables	(62)
Currency risk | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	5
10% increase, trade payables	6
10% decrease, trade receivables	(5)
10% decrease, trade payables	(6)
Currency risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	11,525
Currency risk | Trade payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,168
Currency risk | Trade payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,507
Currency risk | Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	934
Currency risk | Trade payables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	284
Currency risk | Trade payables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	206
Currency risk | Trade payables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	249
Currency risk | Trade payables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	54
Currency risk | Trade payables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	161
Currency risk | Trade payables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	615
Currency risk | Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	61
Currency risk | Trade payables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	286
Currency risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,072
Currency risk | Trade receivables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	830
Currency risk | Trade receivables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	805
Currency risk | Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	705
Currency risk | Trade receivables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	42
Currency risk | Trade receivables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	42
Currency risk | Trade receivables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	82
Currency risk | Trade receivables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	55
Currency risk | Trade receivables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	62
Currency risk | Trade receivables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	165
Currency risk | Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	51
Currency risk | Trade receivables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 233